Subsequent Events (Details) - Non-adjusting events after reporting period [Member] $ / shares in Units, $ in Millions	1 Months Ended
Jan. 20, 2022 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares	7,919,997
Par value per share	$ 0.003
Price per share	$ 1.3
Ordinary shares percentage	150.00%
Exercise price per share	$ 1.3
Total purchase amount (in Dollars) | $	$ 10.3